Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 21,733,351	$ 21,855,584
Less: allowance for doubtful accounts	(2,342,732)	(2,197,396)
Accounts receivable, net	$ 19,390,619	$ 19,658,188